Transactions with related companies - Related income taxes assumed (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	$ 2,300	$ 598
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	12,374	11,426
S.M.R.L. Chaupiloma Dos de Cajamarca c [Member]
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	4,596	4,863
NVL, USA Limited, Delaware [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	156	102
Newmont USA Limited [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	435	144
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	2,366	1,034
Oroplata S.A.
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	254	0
Newmont International Service Limited [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	1,431	168
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	4,227	3,297
Suriname Gold Company [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	0	135
Newmont Global Employment Limited [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	5	20
Newmont Peru S.R.L [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	22	26
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	1,033	1,101
Newmont Technologies Limited [Member]
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	142	1,042
Newmont USA Limited Carlin [Member]
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	0	3
Others [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	(3)	3
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	$ 10	$ 86